ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 21, 2020	Mar. 23, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Impairment loss					$ 39,434	$ 25,320,555
Loss from operation			$ (1,663,111)	$ (695,978)	(3,944,813)	(27,175,215)	$ (2,909,600)	$ (787,293)
Advertising and marketing costs					70,692	70,198	96,637	3,724
Research and development costs					1,026,679	309,403
Research and development costs			566,655	152,123	1,052,650	309,403	633,050	$ 12,787
FDIC insured limit			$ 250,000		$ 250,000		$ 250,000
Ownership interest, percentage			1.38%		1.38%		1.38%	1.38%
Depreciation				$ 3,978		$ 5,083	$ 7,340	$ 0
FDIC exceed amount			$ 1,934,969		$ 1,934,969		$ 1,934,969	431,759
Valuation allowance, percentage						100.00%	100.00%
Deferred tax asset							$ 2,830,000	$ 1,832,000
Common stock, shares authorized			100,000,000		100,000,000		100,000,000	100,000,000
Common stock, par value			$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Annual Meeting of Shareholders [Member]
Common stock, shares authorized		100,000,000	800,000,000		800,000,000		800,000,000	800,000,000
Common stock, par value		$ 0.00001	$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Description of reverse stock split	The effective dates of the above actions were June 5, 2020 and April 20, 2020, respectively, and the actual reverse stock split ratio was 1-for-33.26	Reverse stock split of the Company’s outstanding common stock at a ratio between 1-for-32 and 1-for-35 (with the exact ratio to be determined by the directors in their sole discretion without further approval by the shareholders).